STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 5	-	STOCKHOLDERS' EQUITY

A.        Stockholders’ Rights:

Shares of common stock confer upon their holders the right to receive notice to participate and vote in general meetings of stockholders of the Company, the right to receive dividends, if declared, and the right to receive a distribution of any surplus of assets upon liquidation of the Company. Shares of common stock confer upon their holders the right to receive notice to participate and vote in general meetings of stockholders of the Company, the right to receive dividends, if declared, and the right to receive a distribution of any surplus of assets upon liquidation of the Company.

B.        Issuance of Shares:

On December 20, 2021, the Company entered into a securities purchase agreement (the “SPA”) with certain investors. Pursuant to the SPA, the Company agreed to sell 5,439,650 shares of common stock and 18,966 Series D Convertible Preferred Stock to the investors for aggregate consideration of $500 thousands following the consummation of the transactions contemplated by the investor’s holdings of the Company, representing 17.24% of the issued capital of the Company on a fully diluted basis.

As detailed in Note 1, as part of the Recapitalization Transaction on June 30, 2022, the Company issued 33,791,641 shares of common stock and 110,000 shares that were designated as Series D Convertible Preferred Stock in exchange for approximately 89% of the issued and outstanding ordinary shares and all the preferred shares of Manuka Ltd. The number of shares prior to the Recapitalization Transaction have been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the Recapitalization Transaction.

On July 25, 2022, the Company increased its authorized capital stock to 150,000,000 shares of capital stock, par value $0.01 per share, of which 200,000 shares are "blank check" preferred stock, par value $0.01 per share, of which (i) 1,000 were designated as Series A Convertible Preferred Stock  (of which 453 were issued and subsequently converted into shares of common stock on October 18, 2022, (ii) 250 were designated as Series C Convertible Preferred Stock (of which 250 were issued and subsequently converted into shares of common stock on October 18, 2022), and (iii) 110,000 shares were designated as Series D Convertible Preferred Stock (of which 110,000 were issued and subsequently converted into 66,000,000 shares of common stock on September 20, 2022).

C.        Preferred Stock:

The Series A Convertible Preferred shares conferred upon their holders the right to receive dividends when paid to holders of common stock of the Company on an as-converted basis, and the right to receive a distribution of any surplus of assets upon liquidation of the Company before any distribution or payment shall be made to the holders of any junior securities. Each share of Series A Convertible Preferred was convertible into that number of shares of Common Stock determined by dividing the Stated Value by the Conversion Price. Each share of the Series A Preferred had a par value of $0.01 per share and were convertible into 1,453.65 shares of Common Stock.

The Series C Convertible Preferred shares conferred upon their holders the right to receive dividends when paid to holders of common stock of the Company on an as-converted basis and the right to receive a distribution of any surplus of assets upon liquidation of the Company before any distribution or payment shall be made to the holders of any junior securities. Each share of Series C convertible Preferred was convertible into that number of shares of Common Stock determined by dividing the Stated Value by the Conversion Price. Each share of the Series C Preferred has a par value of $0.01 per share and were convertible into 1,000 shares of Common Stock. All of the Series C Convertible Preferred shares were converted into shares of common stock on October 18, 2022.

The Series D Convertible Preferred Shares conferred upon their holders the right receive notice to participate and vote in general meetings of stockholders of the Company on an as converted basis, the right to receive dividends when paid to holders of common stock of the Company on an as-converted basis and the right to receive a distribution of any surplus of assets upon liquidation of the Company before any distribution or payment shall be made to the holders of any junior securities. Each share of Series D Convertible Preferred Shares was convertible into that number of shares of Common Stock determined by dividing the Stated Value by the Conversion Price. Each share of the Series D Preferred Shares has a par value of $0.01 per share and were convertible into 600 shares of Common Stock. All of the Series D Convertible Preferred shares were converted into shares of common stock on October 18, 2022.

On September 20, 2022, all the 110,000 shares Series D Preferred converted to Common Stock.

D.        Stock Option:

On January 19, 2022, the Company entered into an agreement with a services provider according to which the Company granted the services provider options to purchase 2.25% of the Company’s issued and outstanding Common Stock with exercise price equal to the par value of the shares. The stock option will be fully exercisable a moment before the closing date of the Share Exchange Agreement and can be exercised no later than the closing date. On June 30, 2022 the services provider exercised the stock option and as a result of the Share Exchange Agreement was issued 2,242,509 common stock of the Company.

In July 2022, the Company granted 370,014 stock options to one of her officers, with an exercise price per share of $0.0624 for a vesting period of 36 months commencing on April 1, 2022, with one third (1/3) of the total number of options vesting on the first anniversary of the Start Date (the “Cliff Date”) and one twelfth (1/12) of the options vesting every three months following the Cliff Date.

The Company recognized compensation expenses in the amount of $58 thousands, included in General and administrative Expenses.

NOTE 8	-	STOCKHOLDERS’ EQUITY

A.	Stockholders’ Rights:

Shares of common stock confer upon their holders the right to receive notice to participate and vote in general meetings of stockholders of the Company, the right to receive dividends, if declared, and the right to receive a distribution of any surplus of assets upon liquidation of the Company. Shares of common stock confer upon their holders the right to receive notice to participate and vote in general meetings of stockholders of the Company, the right to receive dividends, if declared, and the right to receive a distribution of any surplus of assets upon liquidation of the Company.

B.	Issuance of Common Stock:

On December 20, 2021, the Company entered into a securities purchase agreement (the “SPA”) with certain investors. Pursuant to the SPA, the Company agreed to sell 5,439,650 shares of common stock and 18,966 Series D Convertible Preferred Stock to the investors for aggregate consideration of $500 following the consummation of the transactions contemplated by the investor’s holdings of the Company, representing 17.24% of the issued capital of the Company on a fully diluted basis.

As detailed in Note 1, as part of the Reverse Recapitalization Transaction on June 30, 2022, the Company issued 33,791,641 shares of common stock (inclusive of 5,439,650 shares issued to certain investors as described above) and 110,000 shares (inclusive of 18,966 shares issued to certain investors as described above)  that are designated as Series D Convertible Preferred Stock in exchange for approximately 89% of the issued and outstanding ordinary shares and all the preferred shares of Manuka Ltd. The number of shares prior to the Reverse Recapitalization Transaction have been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the Recapitalization Transaction.

C.	Preferred Stock:

The Series D Convertible Preferred shares confer upon their holders the right receive notice to participate and vote in general meetings of Stockholders of the Company on an as converted basis, the right to receive dividends when paid to holders of common stock of the Company on an as-converted basis and the right to receive a distribution of any surplus of assets upon liquidation of the Company before any distribution or payment shall be made to the holders of any junior securities. The Series D Convertible Preferred shall be convertible by dividing the Stated Value by the Conversion Price. Each share of the Series D Preferred has a par value of $0.01 and is convertible into 600 shares of Common Stock.